Other revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Other revenues
Other revenues consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Leasing revenues (i)	26	19	1
Early termination fees (ii)	6	11	11
Total other revenues	32	30	12
i.Leasing revenues
Revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill, one of our related parties. Refer to Note 27 – "Related party transactions" for further details.
ii. Early termination fees
Early termination fees were received in 2021 for the West Bollsta, in 2020 for the West Gemini and in 2019 for the West Jupiter and West Castor.